As filed with the Securities and Exchange Commission on June 21, 2012

1933 Act Registration No. 333-146507

1940 Act Registration No. 811-08557

CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 19

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 151

Lincoln Life Flexible Premium Variable Life Account M

(Exact Name of Registrant)

Lincoln AssetEdge® VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Exact Name of Depositor)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam Ciongli

The Lincoln National Life Insurance Company

150 North Radnor Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copy To:

John L. Reizian

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2011 was filed March 26, 2012.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on May 1, 2012 pursuant to paragraph (b)

/x/ 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 22, 2010.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated ______________
To the Product Prospectus dated May 1, 2012 for:

Lincoln AssetEdge® VUL

This Supplement to your  Lincoln AssetEdge® VUL prospectus describes a new optional rider Lincoln LifeEnhanceSM Accelerated Benefits Rider, that will be available to policies issued on or after ___________, 2012, subject to state availability.  This rider is available only to new purchasers of the policy and not to current owners.  This rider provides for the acceleration of all or a portion of your Death Benefit in the event the insured becomes Critically or Terminally Ill.

The Lincoln LifeEnhanceSM Accelerated Benefits Rider, if purchased, must be elected at the time you purchase your policy and may not be added at a later date.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

Please refer to the May 1, 2012 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

* * * * * * * * * * * * * *

Accordingly, the prospectus dated May 1, 2012 is being amended as follows (in order of how these respective sections appear in the prospectus):

All references to the current “Accelerated Benefits Riders” are amended to read “Basic Accelerated Benefits Riders.”

The following will be added to the “Optional Rider Charges” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Lincoln LifeEnhanceSM Accelerated Benefits Rider Cost of Insurance* Maximum Charge Minimum Charge Charge for a Representative Insured	Monthly

$41.67 per month per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, whichever is applicable at the time.

Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 200% of the standard rate.

$0.00 per month per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, whichever is applicable at the time.

For a male, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.09 per month per $1,000 of Net Amount at Risk.

Changes to “POLICY CHARGES AND FEES”, sub-section “Rider Charges”:

The following language has been added following Accelerated Benefits Riders (which will now read “Basic Accelerated Benefits Riders”):

Lincoln LifeEnhanceSM Accelerated Benefits Rider.   If you elect this rider, there is a monthly Cost of Insurance Charge for this rider which will be part of the Monthly Deduction made under the Policy.  The amount deducted each Policy Month will be calculated as (A) multiplied by (B) where:

(A)	is the applicable rate found in the “Guaranteed Cost of Insurance Rate Per $1,000 of Policy Net Amount at Risk or Rider Net Amount At Risk” table of rates shown on the Policy Specifications; and

(B)	is either i. or ii. noted below:

i.	For any Policy Month prior to acceleration of the death benefit, the Policy’s net amount at risk divided by $1,000; or
ii.	Following acceleration of the death benefit, for any Policy Month in which benefits are not payable, the Rider’s Net Amount at Risk divided by $1,000.

The Rider’s Net Amount at Risk is equal to the Remaining Benefit Amount at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown on the Policy Specifications, minus the Policy’s Accumulation Value at the beginning of the Policy Month after the deduction of the Monthly Administrative Fee but prior to the deduction for the monthly Cost of Insurance.

Each Policy Month you receive a Chronic Illness Monthly Benefit Amount or the Terminal Illness benefit, this rider’s Cost of Insurance will be waived.

Changes to “YOUR INSURANCE POLICY”, sub-section “Riders”

The “Lincoln LifeEnhanceSM Accelerated Benefits Rider” is added to the list of riders referenced in the first two paragraphs of the Riders provision.

The following provision has been added following “Accelerated Benefits Riders” (which will now read “Basic Accelerated Benefits Riders”):

Lincoln LifeEnhanceSM Accelerated Benefits Rider. The availability of this rider is based upon the insured meeting our underwriting criteria (including the insured’s age, sex and the state of the insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy.   Charges for this rider, if elected, are part of the Monthly Deductions.

This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met.  There are two Qualifying Events, defined below: (1) the insured is certified as Chronically Ill as defined in the rider; or (2) the insured is certified as Terminally Ill as defined in the rider.

Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:

A.	For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:

•	the Policy’s Death Benefit Proceeds, without reduction by an outstanding indebtedness, (the “Gross Death Benefit Proceeds”).

B.
For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:

•	the Gross Death Benefit Proceeds after a (required) change to Death Benefit Option 1

You are eligible to receive an accelerated benefit payment if the Policy and this rider are in force and the insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:

1.	Our receipt and approval of the following documentation provided by you:

a.	For Chronic Illness, Written Certification or Written Re-certification that the insured is a Chronically Ill individual; or

b.	For Terminal Illness, a Terminally Ill Certification that the insured is Terminally Ill; and

c.	A written consent to make such payment from any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy; and

2.
We complete, at our discretion and expense, a personal interview with, and an assessment of, the insured, including examination or tests by a Licensed Health Care Practitioner of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the insured’s care;

The Original Benefit Amount will be reduced by any benefit payments made.  The balance remaining is the “Remaining Benefit Amount”.  There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the "Incontestability" provision of the Policy.

The benefit payment options available to you under this rider are as follows:

(1)	For a Chronic Illness Qualifying Event

You may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.

(a)
Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.

For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit.  Both of these amounts are shown on the Policy Specifications.  Please note that the Monthly Benefit Amount is not cumulative.  The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments.  By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”.  A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the insured is Chronically Ill as defined in the rider and providing certain other information with respect to the insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months.  Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments.  A new Benefit Period will begin no earlier than the end of the current Benefit Period.

The largest amount that may be elected is the Maximum Monthly Benefit.  As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.)   At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.

Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification.  As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit.  If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month.  If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month.

Chronic Illness Monthly Benefit Amounts will end when any of the following occur:

(1)	the insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;

(2)	you notify us to discontinue Monthly Benefit Amount payments; or

(3)	this rider terminates.

In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.

(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below).  The payment of a one-time lump sum will cause termination of both this rider and the Policy.

(2)	For a Terminal Illness Qualifying Event

The maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000.  Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date.  The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below.  The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.

As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy.  The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined.  The maximum interest rate used shall not exceed the greater of:

a)	the current yield on 90 day treasury bills available on the date the benefit payment is determined; or

b)	the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:

(1) The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or

(2) The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.

The published monthly average referred to above is defined as:

(a)	Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or

(b)
In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.

Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive accelerated benefits as follows:

(a)	Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or

(b)
Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit.  In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or

(c)	Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or

(d)	Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.

Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Indebtedness under the Policy.  The portion to be repaid will be determined by the product of the following:

[(A + B) / C] * D where:

A.      is the balance in the Loan Account;

B.      is any accrued loan interest not yet charged;

C.      is the Remaining Benefit Amount immediately prior to a benefit payment; and

D.      is either i. or ii. noted below,  depending on the Qualifying Event:

i.	the Chronic Illness Monthly Benefit Amount; or

ii.	the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.

If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Indebtedness under the Policy.

It’s important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.

Waiver of Monthly Deduction Rider: If you are on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated benefit begins under this rider.

Enhanced Surrender Value Rider: Once payment of an accelerated benefit under this rider begins, the Enhanced Surrender Value Rider will terminate.

Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below.  The values that will be reduced are as follows:

1.	Specified Amount;

2.	Fixed Account value;

3.	The value of each Sub-Account;

4.
Your “Cost Basis” in the  Policy (the total amount of premiums or other consideration you have paid for the Policy, less the total amount you have received that was not included in your taxable income, and less any reductions in values due to benefit payments under this rider);

5.	Premiums paid to date;

Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction.  The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:

A.	Chronic Illness Benefit Payments:

Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:

a.	is the Monthly Benefit Amount, and

b.	is the Remaining Benefit Amount immediately prior to a benefit payment.

B.	Terminal Illness Benefit Payment:

The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:

a.	is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and

b.	is the Remaining Benefit Amount immediately prior to the benefit payment.

Additional terms to consider:

For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.

If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment.  No further Death Benefit Option changes are permitted.

The Surrender Charges as shown on the Policy Specifications will be waived.

If there is any premium in a premium deposit fund, this premium will be returned to you and will be treated as a normal return of premium and not as a benefit payment under this rider.  If we return any accrued interest with the premium amount, the interest will be reported as taxable income to you.

If the Policy includes a No-Lapse Provision, the provision will terminate.

You may not make a change in Specified Amount, a change in the insured’s Premium Class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.

Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account.

If the death of the insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds.  If the death of the insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the insured’s death.

This rider provides for monthly deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit.  Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Net Accumulation Value less Indebtedness is reduced to an amount insufficient to pay the Monthly Deduction.  After this occurs, the Policy will not Lapse as long as this rider is In Force.  We will stop billing you and will not allow premium payments unless otherwise agreed to by you and us.  However, we will continue to accept loan repayments.

It is important to note that this rider does not provide an accelerated benefit for Chronic Illness resulting from:

1.	Intentionally self-inflicted injury or attempted suicide, while sane or insane;

2.	Any act or incident of insurrection or war, declared or undeclared;

3.	The insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or

4.	Alcoholism or drug addiction.

You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated.  Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.

This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:

1.	The date you request In writing to terminate this rider;

2.	The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;

3.	The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;

4.	The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;

5.	Termination of the Policy; or

6.	The death of the insured which will cause Death Benefit Proceeds to become payable under the Policy.

In addition, if you have received an accelerated benefit payment, this rider will terminate on the earliest of the following:

1.	The date you take a partial surrender under the Policy; or

2.	The date you take a loan under the Policy.

PART A

The prospectuses for Lincoln AssetEdge variable universal life policies, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-146507) filed on April 3, 2012 and to the definitive 497 Filing filed on May 2, 2012.

PART B

The Statements of Additional Information for Lincoln AssetEdge variable universal life policies are incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-146507) filed on April 3, 2012 and to the definitive 497 Filing filed on May 2, 2012.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)

(2) N/A

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors.(5), and Amendments.(3)

(4) (a) Policy LN698.(14)

(b) Accelerated Benefits Rider—Policy Form ABR 5654(12) and ABR 5650.(12)

(c) Accelerated Benefits Rider for Chronic Illness—Policy Form LR630 (To be filed by amendment)

(d) Change of Insured Rider—Policy Form LR496.(7)

(e) Enhanced Surrender Value Rider—Policy Form LR541(12).

(f) Exec Enhanced Surrender Value Rider—Policy Form LR547.(6)

(g) Estate Tax Repeal Rider—Policy Form LR511.(8)

(h) Overloan Protection Rider—Policy Form LR540.(10)

(i) Waiver of Monthly Deduction Benefit Rider—Policy Form LR436 and LR437.(2)

(5) Application—Form LFF06399.(12)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(1)

(b) Bylaws of The Lincoln National Life Insurance Company.(11)

(7) Reinsurance Contracts.(9)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AIM Variable Insurance Funds (17)

(b) AllianceBernstein Variable Products Series Fund, Inc. (18)

(c) American Century Investments Variable Portfolios, Inc. (17)

(d) American Funds Insurance Series (18)

(e) BlackRock Variable Insurance Trust (17)

(f) Delaware VIP Trust (18)

(g) DWS Investments VIT Funds(16)

(h) DWS Variable Series II (18)

(i) Fidelity Variable Insurance Products (18)

(j) Goldman Sachs (18)

(k) Franklin Templeton Variable Insurance Products Trust (18)

(l) Janus Aspen Series(16)

(m) Lincoln Variable Insurance Products Trust (18)

(n) MFS Variable Insurance Trust (18)

(o) M Funds(9)

(p) PIMCO Variable Insurance Trust (17)

(9) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (To be filed by amendment)

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii). (18)

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-04999) filed on September 24, 1996.

(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Registration Statement on Form N-4 (File 333-147673) filed on November 28, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-146507) filed on December 12, 2008.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(12) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

(13) Incorporated by reference to Post -Effective Amendment No. 3 on Form N-4 (File No. 333-170695) filed on March 30, 2012.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-146507) filed on August 29, 2008.

(15) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(16) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(17) Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(18) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Charles A. Brawley, III**	Senior Vice President and Secretary
C. Phillip Elam II***	Senior Vice President, Chief Investment Officer
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Charles C. Cornellio***	Executive Vice President, Chief Administrator Officer and Director

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (13)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Keith J. Ryan***	Vice President, Chief Financial Officer
Linda Woodward***	Secretary
Joel Schwartz*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer, and Director

*	Principal Business address is 150 North Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 11th day of June, 2012.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the  Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) has been signed below on June 11, 2012, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                             Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338, 333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960, 333-146507;  811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882, 333-125792, 333-125991, 333-145235, 333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482, 333-118481, 333-115883; 333-156123; 811-21028
Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272; 333-144273, 333-144274, 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230

Variable Annuity Separate Accounts:

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219; 333-170695; 333-175888; 811-05721
Lincoln National Variable Annuity Account L: 333-04999; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ C. Phillip Elam II
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag
______________________________	Senior Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan
______________________________                         Vice President and Director
Keith J. Ryan

Version dated: March 2012